Credit Facilities, Long-Term Debt, and Finance Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31	2019			2018
	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest(1)
Credit facilities(2)	220	220	3.5%	339	339	3.8%
Debentures	647	651	5.8%	647	651	5.8%
Senior notes(3)	905	914	5.4%	943	955	5.4%
Non-recourse(4)	1,144	1,157	4.3%	1,236	1,250	4.4%
Other(5)	154	162	7.1%	39	39	9.2%
	3,070	3,104		3,204	3,234
Finance lease obligations	142			63
	3,212			3,267
Less: current portion of long-term debt	(494)			(130)
Less: current portion of finance lease obligations	(19)			(18)
Total current long-term debt and finance lease obligations	(513)			(148)
Total credit facilities, long-term debt and finance lease obligations	2,699			3,119

(1) Interest is an average rate weighted by principal amounts outstanding before the effect of hedging.
(2) Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3) US face value at Dec. 31, 2019 - US$0.7 billion (Dec. 31, 2018 - US$0.7 billion).
(4) Includes US$1 million at Dec. 31, 2019 (Dec. 31, 2018 - US$1 million).
(5) Includes US$117 at Dec. 31, 2019 (Dec. 31, 2018 - US$21 million) of tax equity financing.

Disclosure of principal repayments

	2020	2021	2022	2023	2024	2025 and thereafter	Total
Principal repayments(1)	494	98	625	372	105	1,410	3,104
Lease obligations	19	14	9	6	4	90	142
(1) Excludes impact of derivatives.